RELATED PARTIES (Details 5) - Other Transactions [Member] - Novo Oeste Gestao de Ativo Florestais S.A [Member] - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Description of Identity Number	[1]	-
Description of nature of related party relationship	[1]	Subsidiary of the Associate
Country of incorporation	[1]	Brazil
Description of functional currency	[1]	Brazilian Real
Description of transactions with related party	[1]	Loans (Capital and interest)
Amounts payable, related party transactions	[1]	$ 0	$ 0	$ 41,091

[1]	Since October 2015, the company is a subsidiary of Arauco, therefore, the transactions presented in this note are those made with this Company until that month (see Note 14).